S000081588 [Member] Average Annual Total Returns	12 Months Ended	28 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	20.06%
Performance Inception Date		Aug. 29, 2023
Morningstar Global Large-Stock Growth Category (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.87%	16.28%
Performance Inception Date		Aug. 29, 2023
Polen Capital Global Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	1.53%	7.93%
Performance Inception Date		Aug. 29, 2023
Polen Capital Global Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.53%	7.93%
Performance Inception Date		Aug. 29, 2023
Polen Capital Global Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.90%	6.12%
Performance Inception Date		Aug. 29, 2023